SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES	12 Months Ended
Jan. 01, 2023
Analysis of income and expense [abstract]
SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES	SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES:
(a)    Selling, general and administrative expenses:

	2022	2021

Selling expenses	$78,520	$68,591
Administrative expenses	144,925	147,260
Distribution expenses	100,663	98,320
	$324,108	$314,171

(b)    Employee benefit expenses:

	2022	2021

Salaries, wages and other short-term employee benefits	$631,619	$501,036
Share-based payments	32,401	37,660
Post-employment benefits	33,608	28,085
	$697,628	$566,781
17. SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (continued):

(c)    Cost of sales:
Included in cost of sales for the year ended January 1, 2023 are the following items:
•An expense of $19.7 million related to the write-down of inventory to net realizable value was included in cost of sales.
•Net insurance gains of $25.9 million, related to the two hurricanes which occurred in Central America in November 2020. The net insurance gains reflected costs of $7.0 million (mainly attributable to equipment repairs and other costs and charges) which were more than offset by related accrued insurance recoveries of $32.9 million. The insurance gains primarily relate to accrued insurance recoveries at replacement cost value for damaged equipment in excess of the write-off of the net book value of property plant and equipment.

Since November 2020, the Company has recognized $245.7 million of accrued insurance recoveries, of which $235.3 million has been received as an advance ($50.0 million in December 2020, $50.0 million in March 2021, $50.0 million in June 2021, $50.0 million in September 2021 and $35.3 million in December 2022), of which receipts of $12.2 million are included in cash flow from operating activities and $23.1 million included in cash flows from investing activities for the year ended January 1, 2023. As at January 1, 2023, $10.2 million of insurance recoveries receivable are recorded in prepaid expenses, deposits and other current assets in the consolidated statement of financial position.

The Company recognizes insurance recoveries for items that it has an unconditional contractual right to receive. The Company expects to recognize additional insurance recoveries as the insurance claim process progresses.

Included in cost of sales for the year ended January 2, 2022 are the following items:
•A reduction of cost of sales related to pandemic government assistance for users of U.S. cotton of $18.3 million.
•Net insurance gains of $46.0 million, related to the two hurricanes which occurred in Central America in November 2020. The net insurance gain reflected costs of $54.7 million, (mainly attributable to equipment repairs, salary and benefits continuation for idle employees, and other costs and charges), which were more than offset by related accrued insurance recoveries of $100.7 million. The insurance gains primarily relate to accrued insurance recoveries at replacement cost value for damaged equipment in excess of the write-off of the net book value of property plant and equipment.
•Charges of $4.2 million related to the Company's strategic initiatives to significantly reduce its product line SKU count.
•A write-down of production equipment and other assets relating to discontinued SKUs of $4.6 million.

(d)    Government assistance:
During the year ended January 1, 2023 an amount of $18.1 million (2021 - $34.1 million) was recognized in cost of sales in the consolidated statement of earnings and comprehensive income relating to government assistance for production costs. The $34.1 million for the year ended January 2, 2022 included a COVID relief stimulus payment of $18.3 million for users of U.S. cotton.